SCHEDULE OF MERCHANT ADVANCES (Details) - Merchant Advances [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Principal	$ 2,347,564	$ 2,960,946	$ 896,334
Less: unamortized debt discount	(550,183)	(1,966,881)
Merchant cash advances, net	1,797,381	994,065	896,334
Merchant cash advances, net	$ 1,797,381	$ 994,065	$ 896,334